Shareholder Fees	Mar. 02, 2026 USD ($)
Hennessy Energy Transition Fund - Investor Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Hennessy Energy Transition Fund - Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Hennessy Midstream Fund - Investor Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Hennessy Midstream Fund - Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Hennessy Technology Fund - Investor Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Hennessy Technology Fund - Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Hennessy Sustainable ETF [Member]
Prospectus [Line Items]
Shareholder Fee, Other	0
Hennessy Cornerstone Growth Fund - Investor Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Hennessy Cornerstone Growth Fund - Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Hennessy Focus Fund - Investor Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Hennessy Focus Fund - Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Hennessy Cornerstone Mid Cap 30 Fund - Investor Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Hennessy Cornerstone Mid Cap 30 Fund - Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Hennessy Cornerstone Large Growth Fund - Investor Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Hennessy Cornerstone Large Growth Fund - Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Hennessy Cornerstone Value Fund - Investor Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Hennessy Cornerstone Value Fund - Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Hennessy Total Return Fund - Investor Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Hennessy Equity and Income Fund - Investor Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Hennessy Equity and Income Fund - Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Hennessy Balanced Fund - Investor Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Hennessy Gas Utility Fund - Investor Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Hennessy Gas Utility Fund - Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Hennessy Japan Fund - Investor Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Hennessy Japan Fund - Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Hennessy Japan Small Cap Fund - Investor Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Hennessy Japan Small Cap Fund - Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Hennessy Large Cap Financial Fund - Investor Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Hennessy Large Cap Financial Fund - Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Hennessy Small Cap Financial Fund - Investor Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Hennessy Small Cap Financial Fund - Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0